Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Components of Financial Liabilites

	As at December 31,
€ in thousands	2017	2016	2015
Convertible bond
Host debt	88,715	84,537	80,682
Embedded derivative	66,454	19,812	54,146

Financial liabilities	155,169	104,349	134,828

of which : non-current	155,169	104,349	134,828

Schedule of Company's Remaining Contractual Maturity of Finanacial Liabilities

	As at December 31,
€ in thousands	2017	2016	2015
Borrowings
Within one year	3,250	3,250	3,250
Between 2 and 5 years	104,875	108,125	111,375
Over 5 years		0	0

Total	108,125	111,375	114,625

Summary of Financial Liabilities at Fair Value

BORROWINGS AT FAIR VALUE
Closing Balance at December 31, 2016	104,349
Financing cash flows	(3,250)
Payment of interests	(3,250)
Non-cash changes	54.070
Effective Intrest Rate	7,427
Changes in fair value of derivative	46,642
Closing Balance year ended December 31, 2017	155,169